BALANCE SHEETS - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash		$ 1,040,068	$ 126,062
Prepaid expenses		395,843
Total current assets		1,435,911	126,062
Cash held in Trust Account		310,000,000
Deferred offering costs			290,209
Total assets		311,435,911	416,271
Current liabilities
Offering costs payable		427,578	232,959
Note payable to Sponsor			175,000
Accrued expenses		50,782	8,474
Total current liabilities		478,360	416,433
Deferred underwriting commission		10,850,000
Total liabilities		11,328,360	416,433
COMMITMENTS
Class A ordinary shares subject to possible redemption, $0.0001 par value; 29,510,755 and -0- shares at conversion value at December 31, 2016 and 2015		295,107,550
Shareholders' equity/(deficit)
Preferred shares, $0.0001 par value, 1,000,000 shares authorized: no shares issued and outstanding at December 31, 2016 and 2015
Additional paid-in capital		5,232,937	24,137
Accumulated deficit		(233,860)	(25,162)
Total shareholders' equity		5,000,001	(162)
Total liabilities and shareholders' equity		311,435,911	416,271
Class A
Shareholders' equity/(deficit)
Ordinary shares, value		149
Class B
Shareholders' equity/(deficit)
Ordinary shares, value	[1]	$ 775	$ 863

[1]	Includes 875,000 shares that were forfeited on November 25, 2016 following expiration of the underwriters? over-allotment option at December 31, 2015 (see Note 6).